Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	At December 31,
(in thousands of $)	2021	2020	2019
Money market funds	$997,092	$858,291	$—
Term accounts	95,090	61,356	255,631
Cash and bank balances	242,494	297,156	116,531
Total cash and cash equivalents	$1,334,676	$1,216,803	$372,162